Cash and cash equivalents - Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	$ 315	$ 186
Repayment of third party borrowings	245	142
Subsidiaries [Member]
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	1,644	1,090
Repayment of third party borrowings	$ 1,442	$ 864